LVIP SSGA Developed International 150 Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–95.20%
Australia–4.32%
Aurizon Holdings Ltd.	2,078,327	$ 4,596,531
Dexus	703,296	3,498,585
Fortescue Metals Group Ltd.	397,959	4,272,229
GPT Group	1,525,998	3,755,741
Sonic Healthcare Ltd.	214,025	4,174,600
Stockland	1,820,830	3,810,666
Vicinity Centres	4,100,502	4,571,982
		28,680,334
Austria–1.21%
Erste Group Bank AG	157,966	3,462,956
OMV AG	126,108	4,564,245
		8,027,201
Canada–0.64%
Manulife Financial Corp.	271,300	4,257,997
		4,257,997
Denmark–0.49%
AP Moller - Maersk AS Class B	1,792	3,256,472
		3,256,472
Finland–0.62%
Fortum Oyj	307,137	4,127,017
		4,127,017
France–7.94%
BNP Paribas SA	100,567	4,247,873
Bouygues SA	158,327	4,141,599
Carrefour SA	273,599	3,794,567
Danone SA	99,758	4,717,086
Eiffage SA	55,880	4,481,186
Engie SA	437,984	5,041,148
†Euroapi SA	2,372	39,375
Gecina SA	49,085	3,844,322
Orange SA	479,676	4,338,445
Publicis Groupe SA	93,072	4,409,999
Sanofi	55,151	4,199,554
Societe Generale SA	213,325	4,218,735
TotalEnergies SE	110,774	5,196,912
		52,670,801
Germany–5.18%
Allianz SE	24,128	3,800,986
Bayer AG	86,338	3,977,981
Bayerische Motoren Werke AG	65,488	4,438,613
Covestro AG	108,061	3,089,644
Deutsche Telekom AG	308,860	5,257,311
Fresenius Medical Care AG & Co. KGaA	87,800	2,473,590
Fresenius SE & Co. KGaA	159,117	3,391,610
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
HeidelbergCement AG	96,745	$ 3,821,828
Mercedes-Benz Group AG	81,419	4,117,117
		34,368,680
Hong Kong–6.19%
CK Asset Holdings Ltd.	842,629	5,058,627
CK Hutchison Holdings Ltd.	761,014	4,190,330
Henderson Land Development Co. Ltd.	1,347,300	3,772,726
HKT Trust & HKT Ltd.	4,086,000	4,785,573
Link REIT	664,900	4,641,339
Power Assets Holdings Ltd.	870,000	4,361,112
Sun Hung Kai Properties Ltd.	466,000	5,142,903
WH Group Ltd.	9,257,365	5,822,312
Xinyi Glass Holdings Ltd.	2,282,000	3,300,189
		41,075,111
Italy–2.67%
Assicurazioni Generali SpA	269,118	3,674,625
Mediobanca Banca di Credito Finanziario SpA	565,614	4,425,772
Snam SpA	1,027,764	4,154,151
UniCredit SpA	541,505	5,482,243
		17,736,791
Japan–42.99%
AGC, Inc.	141,300	4,398,928
Aisin Corp.	162,800	4,190,424
Asahi Group Holdings Ltd.	155,000	4,832,288
Bridgestone Corp.	149,100	4,822,030
Brother Industries Ltd.	308,100	5,322,907
Canon, Inc.	237,344	5,184,193
Dai Nippon Printing Co. Ltd.	230,500	4,617,889
Daiwa Securities Group, Inc.	962,300	3,776,929
ENEOS Holdings, Inc.	1,458,400	4,703,561
FUJIFILM Holdings Corp.	91,300	4,170,109
Hirose Electric Co. Ltd.	38,400	5,035,925
Honda Motor Co. Ltd.	200,800	4,358,519
Idemitsu Kosan Co. Ltd.	200,400	4,355,342
Isuzu Motors Ltd.	431,500	4,771,283
ITOCHU Corp.	166,217	4,012,131
Japan Post Holdings Co. Ltd.	698,900	4,630,358
Japan Tobacco, Inc.	332,546	5,464,644
JFE Holdings, Inc.	374,000	3,472,744
Kajima Corp.	438,700	4,158,222
Kansai Electric Power Co., Inc.	574,400	4,805,632
KDDI Corp.	165,800	4,847,374
Komatsu Ltd.	229,900	4,186,089
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyocera Corp.	99,900	$ 5,032,835
Lixil Corp.	282,400	4,143,594
Marubeni Corp.	469,800	4,099,236
MEIJI Holdings Co. Ltd.	102,300	4,541,135
Mitsubishi Chemical Group Corp.	837,200	3,835,105
Mitsubishi Corp.	148,800	4,069,713
Mitsubishi Electric Corp.	479,300	4,336,728
Mitsubishi Heavy Industries Ltd.	174,300	5,797,089
Mitsubishi UFJ Financial Group, Inc.	864,400	3,915,839
Mitsui & Co. Ltd.	205,000	4,362,351
Mitsui Chemicals, Inc.	219,900	4,286,244
Mitsui OSK Lines Ltd.	202,300	3,619,670
Mizuho Financial Group, Inc.	418,730	4,532,597
NEC Corp.	133,600	4,277,906
NIPPON EXPRESS HOLDINGS, Inc.	78,700	4,000,239
Nippon Steel Corp.	306,000	4,246,748
Nippon Telegraph & Telephone Corp.	189,200	5,103,162
Nippon Yusen KK	189,300	3,213,151
Obayashi Corp.	730,600	4,688,967
Oji Holdings Corp.	1,132,100	4,200,823
Otsuka Holdings Co. Ltd.	163,600	5,180,375
Resona Holdings, Inc.	1,262,834	4,621,290
Ricoh Co. Ltd.	655,000	4,796,043
Rohm Co. Ltd.	73,200	4,797,248
Seiko Epson Corp.	369,400	5,043,951
Sekisui House Ltd.	284,600	4,713,627
Shimizu Corp.	896,700	4,384,005
SUMCO Corp.	345,900	4,030,098
Sumitomo Chemical Co. Ltd.	1,180,300	4,059,754
Sumitomo Corp.	312,600	3,861,979
Sumitomo Electric Industries Ltd.	453,000	4,598,638
Sumitomo Metal Mining Co. Ltd.	107,300	3,074,844
Sumitomo Mitsui Financial Group, Inc.	162,400	4,501,968
Taisei Corp.	183,400	5,086,344
Takeda Pharmaceutical Co. Ltd.	190,100	4,936,475
TDK Corp.	158,100	4,880,603
Toray Industries, Inc.	1,064,800	5,240,766
Tosoh Corp.	364,200	4,059,142
Toyota Industries Corp.	79,900	3,816,881
Toyota Motor Corp.	313,900	4,102,812
Toyota Tsusho Corp.	135,400	4,193,985
Yamaha Motor Co. Ltd.	256,900	4,813,260
		285,214,741
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–3.84%
ABN AMRO Bank NV	462,476	$ 4,143,953
Aegon NV	1,139,968	4,531,372
ING Groep NV	544,883	4,668,790
Koninklijke Ahold Delhaize NV	180,382	4,594,587
Koninklijke Philips NV	189,886	2,923,579
NN Group NV	118,802	4,620,676
		25,482,957
Norway–0.69%
Orkla ASA	631,795	4,592,712
		4,592,712
Singapore–0.63%
Wilmar International Ltd.	1,576,958	4,195,318
		4,195,318
Spain–3.02%
Enagas SA	256,568	3,971,401
Endesa SA	278,535	4,183,471
†Grifols SA	335,509	2,898,578
Repsol SA	428,576	4,924,446
Telefonica SA	1,222,648	4,041,971
		20,019,867
Sweden–4.02%
Skandinaviska Enskilda Banken AB Class A	521,398	4,969,315
SKF AB Class B	330,704	4,430,312
Svenska Handelsbanken AB Class A	602,588	4,946,640
Swedbank AB Class A	345,622	4,536,550
Telefonaktiebolaget LM Ericsson Class B	619,110	3,618,975
Volvo AB Class B	292,620	4,140,857
		26,642,649
Switzerland–1.99%
†Adecco Group AG	121,229	3,345,868
†Holcim AG	118,299	4,847,957
Novartis AG	65,435	4,988,563
		13,182,388
United Kingdom–8.76%
abrdn PLC	2,093,703	3,202,759
Aviva PLC	747,217	3,204,694
Barratt Developments PLC	816,412	3,085,563
British American Tobacco PLC	131,526	4,716,198
GSK PLC	210,813	3,044,708
†Haleon PLC	267,741	834,807
Imperial Brands PLC	267,011	5,490,508
J Sainsbury PLC	1,664,601	3,223,637
Johnson Matthey PLC	232,814	4,700,324

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Kingfisher PLC	1,638,976	$ 3,989,624
Legal & General Group PLC	1,579,049	3,769,159
Lloyds Banking Group PLC	8,669,681	3,918,585
Pearson PLC	562,796	5,374,472
Persimmon PLC	195,425	2,672,685
Taylor Wimpey PLC	3,124,295	3,042,244
Vodafone Group PLC	3,437,000	3,846,689
		58,116,656
Total Common Stock (Cost $802,578,838)		631,647,692
ΔPREFERRED STOCKS–1.89%
Germany–1.89%
Henkel AG & Co. KGaA 3.04%	83,281	4,945,811
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Porsche Automobil Holding SE 4.42%	61,697	$ 3,476,199
Volkswagen AG 6.01%	33,813	4,131,677
Total Preferred Stocks (Cost $14,809,587)		12,553,687

MONEY MARKET FUND–1.25%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	8,286,635	8,286,635
Total Money Market Fund (Cost $8,286,635)		8,286,635

TOTAL INVESTMENTS–98.34% (Cost $825,675,060)	652,488,014
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.66%	11,019,999
NET ASSETS APPLICABLE TO 107,290,219 SHARES OUTSTANDING–100.00%	$663,508,013

Δ Securities have been classified by country of origin.
† Non-income producing.

The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
230	E-mini MSCI EAFE Index	$19,096,900	$20,951,233	12/16/22	$—	$(1,854,333)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$28,680,334	$—	$28,680,334
Austria	—	8,027,201	—	8,027,201
Canada	4,257,997	—	—	4,257,997
Denmark	—	3,256,472	—	3,256,472
Finland	—	4,127,017	—	4,127,017
France	—	52,670,801	—	52,670,801
Germany	—	34,368,680	—	34,368,680
Hong Kong	—	41,075,111	—	41,075,111
Italy	—	17,736,791	—	17,736,791
Japan	—	285,214,741	—	285,214,741
Netherlands	—	25,482,957	—	25,482,957
Norway	—	4,592,712	—	4,592,712
Singapore	—	4,195,318	—	4,195,318
Spain	—	20,019,867	—	20,019,867
Sweden	—	26,642,649	—	26,642,649
Switzerland	—	13,182,388	—	13,182,388
United Kingdom	834,807	57,281,849	—	58,116,656
Preferred Stocks	—	12,553,687	—	12,553,687
Money Market Fund	8,286,635	—	—	8,286,635
Total Investments	$13,379,439	$639,108,575	$—	$652,488,014
Derivatives:

Liabilities:
Futures Contract	$(1,854,333)	$—	$—	$(1,854,333)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Developed International 150 Fund–5